Expenses - Other (losses) and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER (LOSSES) AND GAINS
Gain (loss) on foreign exchange	$ 13.0	$ (3.1)
Loss on disposal of assets	(1.3)	(0.3)
Loss on revaluation of investments	(0.9)	(4.4)
Unrealized loss on revaluation of non-current derivative financial liabilities (Note 10)	(130.6)	(108.2)
Gain on extinguishment of New Afton free cash flow interest obligation (Note 10)	42.3	0.0
(Loss) gain on foreign exchange derivative	(9.3)	3.0
Gain (loss) on fuel hedge swap contracts	1.1	(1.4)
Other	(3.2)	(0.9)
Total other losses	$ (88.9)	$ (115.3)